EMPLOYEE BENEFIT PLAN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Employee Benefit Plan Details Narrative
Contributions	$ 25,122	$ 31,955	$ 60,875	$ 69,387